Long-term debt (Tables)	9 Months Ended
Sep. 30, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	570	2,384	2,745	2,530
Others	23	18	238	217
Fixed Rate Notes
US dollars	400	—	9,831	10,242
EUR	—	—	1,009	1,003
Perpetual notes	—	—	78	78
Accrued charges	216	233	—	—
	1,209	2,635	13,901	14,070
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	180	76	4,937	3,891
Basket of currencies	—	1	4	125
Non-convertible debentures	—	—	2,513	2,767
US dollars denominated	—	1	—	738
Accrued charges	178	110	—	—
	358	188	7,454	7,521
Total	1,567	2,823	21,355	21,591

Maturities of Long-term Debt

2012	206
2013	3,164
2014	1,172
2015	879
2016 and after	15,500
No due date	434
21,355

Annual interest rates on long-term debt

Up to 3%	4,365
3.1% to 5% (*)	2,198
5.1% to 7%	8,816
7.1% to 9% (**)	3,394
9.1% to 11% (**)	93
Over 11% (**)	3,976
Variable	80
22,922

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6.137 of which US$ 5.154 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.08% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of September 30, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2011	December 31, 2010
					include: (unaudited)
2nd Series	400,000	400,000	November-2013	100% CDI + 0.25%	2,252	2,429
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	356	367
					2,608	2,796

Long-term portion					2,513	2,767
Accrued chages					95	29
					2,608	2,796

Indexation rates applied to debt

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	(1.5)	4.5
IGP-M - General Price Index - Market	1.0	0.7	2.1	4.1	7.8
Appreciation (devaluation) of Real against US dollar	18.8	4.2	6.3	25.3	2.8